Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net (Loss) (thousands) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$91,846	$105,279	$73,477	$82,930	$170.59	($13,103)
2024	$128,992	$117,621	$99,422	$91,442	$76.47	($169)
2023	$72,334	$64,664	$53,890	$45,856	$58.82	($1,251)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts reported for the principal executive officer (“PEO”), Mr. Barry (the Company’s President and Chief Executive Officer), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

Reported Summary Compensation Table Total for PEO	$ 91,846	$ 128,992	$ 72,334
Compensation Actual Paid to PEO	$ 105,279	117,621	64,664
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Barry, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barry during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Barry’s total compensation for each year to determine the “compensation actually paid” which is reported above:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actual Paid to PEO
2025	$91,846	—	$13,433	$105,279
2024	$128,992	$(39,167)	$27,796	$117,621
2023	$72,334	$(19,826)	$12,156	$64,664

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	Represents the sum of:
i.	for equity awards granted during the fiscal year:
•	the fair value as at the vesting date of equity awards that vested;
•	the fair value as of end of the fiscal year for equity awards that were unvested;
ii.	for equity awards granted in previous fiscal years:
•	change in fair value as of the end of the fiscal year compared to the fair value at the end of the previous fiscal year of equity awards that were unvested;
•	change in fair value as of the vesting date compared to the fair value at the end of the previous fiscal year for equity awards that vested;
•	deduct the fair value as of the end of the fiscal year for equity awards that failed to meet the vesting conditions during the year (i.e. cancelled or forfeited awards).

(In sum, the “Equity Award Adjustments”)

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Mr. Barry, who has served as the Company’s President and Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Barry) included for purposes of calculating the average amounts in 2023 were Darren Klinck (the Company’s former President) and Christopher Richards (the Company’s CFO) and in 2024 and 2025 Christopher Richards (the Company’s CFO).

Average Reported Summary Compensation Table Total for Non-PEO NEOs	$ 73,477	99,422	53,890
Average Compensation Actually Paid to Non-PEO NEOs	$ 82,930	91,442	45,856
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Barry), as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barry) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barry) for each year to determine the “compensation actually paid,” using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$73,477	—	$9,453	$82,930
2024	$99,422	$(27,562)	$19,582	$91,442
2023	$53,890	$(19,826)	$11,792	$45,856

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	Represents the Equity Award Adjustments noted above.
(5)	Total Shareholder Return (“TSR”) represents the value as of the end of each relevant fiscal year of a hypothetical $100 investment in the Company’s common stock on October 31, 2022, assuming dividend reinvestment. No dividends were paid on stock or option awards in 2025, 2024 or 2023.
(6)	The dollar amounts reported represent the net loss, as reported under U.S. generally accepted accounting principles (GAAP), reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

The following graph reflects the relationship between the amount of “compensation actually paid” to Mr. Barry and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Barry) with the Company’s cumulative TSR over the three years presented in the table. The Company does not use TSR as a performance measure in the overall executive compensation program.

Compensation Actually Paid and GAAP Net Loss

Compensation Actually Paid and GAAP Net Loss

The following table reflects the relationship between the amount of “compensation actually paid” to Mr. Barry and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Barry) with the Company’s net loss, as reported under US GAAP, over the two years presented in the table. The Company does not use net loss as a performance measure in the overall executive compensation program.

Value of Initial Fixed $100 Investment Based On Total Shareholder Return	$ 170.59	76.47	58.82
Net (Loss)	$ 13,103,000	$ 169,000	$ 1,251,000
PEO Name	Mr. Barry	Mr. Barry	Mr. Barry
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (39,167)	$ (19,826)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,433	27,796	12,156
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(27,562)	(19,826)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,453	$ 19,582	$ 11,792